19. Share-based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based Compensation

19.	Share-based Compensation

The Group measures employee share-based compensation expense for all share-based compensation awards based on the grant-date fair value and recognizes the cost in the financial statements over the employee requisite service period.

During the years ended December 31, 2020, 2019 and 2018, the share-based compensation expense attributable to continuing operations was $315, $821 and $2,726, respectively. The following table summarizes the consolidated share-based compensation expense from continuing operations, by type of awards:

	For the Years Ended
	December 31,	December 31,	December 31,
	2020	2019	2018
Employee stock options	$315	$305	$1,799
Restricted stock grants	–	516	927
Total share-based compensation expense	$315	$821	$2,726

The following table summarizes the consolidated share-based compensation by line items from continuing operations:

	For the Years Ended
	December 31, 2020	December 31, 2019	December 31, 2018
General and administrative	$296	$768	$2,579
Sales, marketing and customer service	19	53	147
Total share-based compensation expense	315	821	2,726
Total share-based compensation expense after income taxes	$315	$821	$2,726

As share-based compensation expense recognized in the consolidated statements of operations is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Determining Fair Value

Valuation and Amortization Method —The Group estimates the fair value of service-based and performance-based stock options granted using the Black-Scholes option-pricing formula. The fair value is then amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. In the case of performance-based stock options, amortization does not begin until it is determined that meeting the performance criteria is probable. Service-based and performance-based options typically have a ten-year life from date of grant and vesting periods of four years.

Expected Term —The Group’s expected term represents the period that the Group’s share-based awards are expected to be outstanding. For awards granted subject only to service vesting requirements, the Group utilizes the simplified method for estimating the expected term of the share-based award, instead of historical exercise data. For its performance-based awards, the Group has determined the expected term life to be 6.25 years based on contractual life and the seniority of the recipient.

Expected Volatility —The Group uses historical volatility of the price of its ordinary shares to calculate the volatility for its granted options.

Expected Dividend —The Group has never paid dividends on its ordinary shares and currently does not intend to do so, and accordingly, the dividend yield percentage is zero for all periods.

Risk-Free Interest Rate — The Group bases the risk-free interest rate used in the Black-Scholes valuation model upon the implied yield curve currently available on U.S. Treasury zero-coupon issues with a remaining term equal to the expected term used as the assumption in the model.

Assumptions used in the determination of the fair value of share-based payment awards using the Black-Scholes model for stock option grants were as follows:

	For the Years Ended
	December 31, 2020	December 31, 2019	December 31, 2018
Expected term	6.25	6.25	6.25
Risk-free interest rate	0.07%-0.09%	1.55%-2.51%	2.54%-3.03%
Expected volatility	537%-762%	575%-605%	624%-756%
Expected dividend yield	0%	0%	0%

Equity Incentive Plan

On May 8, 2015, the Group adopted the 2015 Equity Incentive Plan (the “2015 Plan”) which permits the Group to grant stock options to directors, officers or employees of the Group or others to purchase shares of Ordinary Stock of the Group through awards of incentive and nonqualified stock options (“Option”), Restricted Stock or Unrestricted Stock and stock appreciation rights (“SARs”) which was approved by the shareholders. The total number of shares which may be issued under the 2015 Plan is 9% of the number of outstanding and issued ordinary shares of the Group. The Option Price per Share shall be determined by the compensation committee of the Board (“Compensation Committee”), unless expressly approved by the Compensation Committee, shall not be less than 100% of the fair market value of the shares on the date an Option is granted.

During the year ended December 31, 2019, the Board of Directors approved the grants of Restricted Stock Units (“RSUs”) to core management members and other management, pursuant to the terms of the 2015 Plan. The total number of RSUs granted was 107,000 shares. The vesting schedules are 100% vested at the grant date for all the grants. All these shares were issued to the management during the year ended December 31, 2019. The Group used the market price of its shares at grant date as the fair value of the RSUs in calculating the share based compensation expense. There was no RSU granted in the year ended December 31, 2020.

The following table summarizes the Group’s stock option activities:

	Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value ($000)
Outstanding as of December 31, 2017	501,260	66	7.03	$769
Granted	287,000	13
Exercised	–	–
Forfeited/expired	(528,060)	10
Outstanding as of December 31, 2018	260,200	212	8.59	$–
Granted	65,000	3
Exercised	–	–
Forfeited/expired	(70,000)	4	22.05
Outstanding as of December 31, 2019	255,200	19	6.70	$–
Granted	300,000	9	10.00
Exercised	(109,500)	4
Forfeited/expired	(56,800)	27	6.00
Outstanding as of December 31, 2020	388,900	11	7.52	$486
Vested and exercisable as of December 31, 2020	37,450	36	5.35	$49
Expected to vest as of December 31, 2020	215,229	13	7.44	$349

The following table presents the exercise price and remaining life information about options exercisable at December 31, 2020:

Range of exercise price	Shares Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic ($000)
$118 - $172	1,000	4.12	172.00	–
$40 - $117	14,600	5.38	62.03	–
$3 - $39	18,100	5.92	15.03	28
$1-$2	3,750	9.25	2.24	21
	37,450			49

Following is a summary of our restricted stock awards as follows:

	Number of Shares	Weighted Average Grant-Date Fair Value
Restricted stock units at December 31, 2017	215,809	151
Granted	663,460	1
Forfeited	(250)	185
Restricted stock units at December 31, 2018	879,019	38
Granted	107,000	3
Forfeited	–	–
Restricted stock units at December 31, 2019	986,019	34
Granted	–	–
Forfeited	–	–
Restricted stock units at December 31, 2020	986,019	34

Changes in the Group’s non-vested stock awards are summarized as follows:

	Time-based Options		Restricted Stock
	Shares	Weighted Average Exercise Price Per Share	Shares	Weighted Average Grant-Date Fair Value Per Share
Non-vested as of December 31, 2017	379,920	$9	1,313	$264
Granted	287,000	13	663,460	1
Vested	(87,285)	25	(663,273)	1
Forfeited	(396,335)	13	(250)	185
Non-vested as of December 31, 2018	183,300	$8	1,250	$185
Granted	65,000	3	107,000	3
Vested	(70,050)	17	(108,250)	5
Forfeited	(62,500)	4	–	–
Non-vested as of December 31, 2019	115,750	$11	–	$–
Granted	300,000	9	–	–
Vested	(50,350)	9	–	–
Forfeited	(13,950)	50	–	–
Non-vested as of December 31, 2020	351,450	$8	–	$–

The total fair value of shares vested during the years ended December 31, 2020, 2019 and 2018 was $351, $690 and $1,382, respectively. There were no changes to the contractual life of any fully vested options during the years ended December 31, 2020, 2019 and 2018.